SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 101,769	¥ 110,057
Total accumulated depreciation and amortization		(26,270)	(38,637)
Net book value	$ 10,539	75,499	71,420
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		38,253	37,038
Total accumulated depreciation and amortization		(5,356)	(3,837)
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		10,921	16,379
Total accumulated depreciation and amortization		(7,266)	(13,052)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		9,460	18,213
Total accumulated depreciation and amortization		(9,292)	(16,891)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		14,899	14,868
Total accumulated depreciation and amortization		(898)	(873)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		19,750	16,805
Total accumulated depreciation and amortization		(1,879)	(1,211)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		4,639	6,656
Total accumulated depreciation and amortization		(1,579)	(2,773)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 3,847	¥ 98